Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

15. RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board, its Chief Executive Officer, Chief Financial Officer, Chief Operating Officer and Chief Scientific Officer. The remuneration of directors and key management personnel during the year ended December 31, 2021, 2020 and 2019 was as follows:

	December 31,	December 31,	December 31,
	2021	2020	2019
Salaries and benefits	$673,464	$202,442	$192,423

As of December 31, 2021 and 2020, the Company accrued management salaries of $233,710 and $33,347, respectively.

Remuneration paid to related parties other than key personnel during the year ended December 31, 2021, 2020 and 2019 was as follows:

	December 31,	December 31,	December 31,
	2021	2020	2019
Salaries and benefits	$926	$33,078	$3,500

During the year ended December 31, 2021, 2020 and 2019, the Company incurred interest expense of $36,442, $ $5,658 and $4,920 on balances owing to related parties, respectively.

During the year ended December 31, 2021, 2020 and 2019, the Company incurred accretion expense of $17,489, $2,135 and $1,916 on balances owing to related parties, respectively.

As of December 31, 2021, $1,683 (2020 - $1,148) is included in accounts payable, accrued liabilities and loans payable in relation to transactions with related parties, which are non-interest bearing, unsecured and due on demand.

As of December 31, 2021 and 2020, the entire balance of the 6% Loans of $41,728 (2020 – $41,326) was owing to shareholders of the Company (Note 10).

As of December 31, 2021, EUR0 (2020 – EUR30,139 or approximately $36,951) and EUR40,139 (approximately $47,856) (2020 – EUR40,139, or approximately $49,226) of the 2017 Convertible Loans were owing to the Chief Scientific Officer (the “CSO”) and a major shareholder of the Company, respectively. The amounts are due on demand (Note 9).

As at December 31, 2021, EUR0 (2020 – EUR5,000, or approximately $6,132) with a carrying value of $0 (2020 – $5,360) and EUR30,000 (approximately $35,768) with a carrying value of $33,767 (2020 – $32,161) of the 2019 and 2020 Convertible Loans were owing to the CSO of the Company and a major shareholder of the Company, respectively. The amounts are due on September 30, 2022.

As at December 31, 2021, EUR350,000 (approximately $417,288) (2020 – EUR350,000, or approximately $429,240) with a carrying value of $498,972 (2020 – $498,481) of the 8.5% SPAs were owing to major shareholders of the Company. EUR150,000 of the loan is due on June 30, 2023 and EUR200,000 of the loan is due on December 31, 2025.

During 2021 and 2020 we recorded expenses of $259,600 and $45,959, respectively, for the cost of royalties and other associated costs owed to ColoAlert AS, the company from which we exclusively license the ColoAlert product. Our Board Chairman is also an owner of ColoAlert AS. During 2021 and 2020 we paid ColoAlert AS $173,844 and $43,309, respectively. On December 31, 2021 and 2020 we had liabilities recorded for unpaid costs to ColoAlert AS of $84,750 and $2,837, respectively, recorded as Accounts payable – related party.

As at December 31, 2021 and 2020, the entire balance of the LOC of $55,514 (2020 – $66,979) is due to a family member of the CSO of the Company (Note 10).